Subsequent Events (Details Narrative) - USD ($)											1 Months Ended			3 Months Ended			12 Months Ended
	May 12, 2017	May 02, 2017	Apr. 21, 2017	Apr. 18, 2017	Apr. 05, 2017	Apr. 03, 2017	Apr. 02, 2017	Mar. 31, 2017	Mar. 31, 2017	Feb. 01, 2017	May 04, 2017	Feb. 16, 2017	Jun. 22, 2016	Mar. 31, 2017		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 24, 2017
Sale of transaction is structured as an exchange, shares														40,834
Revenues														$ 612,481		$ 454,762	$ 2,108,306	$ 1,702,618
Preferred stock, shares outstanding								50	50					50			300	0
Number of equity securities for an aggregate consideration														$ 377,000
Number of incentive option grant, shares														111,667	[1]		142,500
Issuance of common stock, shares								192,308					666,667	192,308
Issuance of common stock													$ 2,000,000	$ 58,500			$ 3,016,238
Number of stock option exercised, shares
Warrant [Member]
Issuance of common stock, shares													666,667				266,667
Subsequent Event [Member]
Sale of commomn stock										$ 6,900,000
Number of common stock, shares issued upon conversion																			16,667
Number of preferred stock, shares issued upon conversion																			50
Preferred stock, shares outstanding																			0
Issuance of common stock for services by third parties, shares						8,334
Issuance of common stock, shares									192,307		85,594
Issuance of common stock									$ 750,000		$ 333,815
Subsequent Event [Member] | Warrant [Member]
Issuance of common stock, shares									192,307		256,781	55,834
Issuance of common stock												$ 217,750
Subsequent Event [Member] | Grover Wickersham [Member]
Number of incentive option grant, shares					33,334
Option to grant exercise price, per share					$ 4.80
Number of common stock vested, shares					30,650
Issuance of common stock for services by third parties, shares					10,217
Subsequent Event [Member] | Grover Wickersham [Member] | Restricted Stock [Member]
Number of common stock vested, shares					33,334
Subsequent Event [Member] | Trent Davis [Member] | Directors [Member]
Number of stock option exercised, shares							4,630
Number of options to purchase shares of common stock price, per share							$ 5.40
Subsequent Event [Member] | Michael Fleming [Member] | Directors [Member]
Number of stock option exercised, shares				4,630
Number of options to purchase shares of common stock price, per share				$ 5.40
Subsequent Event [Member] | Convertible Note Purchase Agreement [Member]
Convertible note with an accredited investor amount			$ 500,000
Convertible debt maturity date			Apr. 03, 2020
Convertible debt interest rate			5.00%
Number of equity securities for an aggregate consideration			$ 4,000,000
Business acquisitions purchase price, description			The note has an automatic conversion feature upon the closing (or first in a series of closings) of the next equity financing in which the Company sells shares of its equity securities for an aggregate consideration of at least $4,000,000 at a purchase price of at least $7.50.
Debt conversion, converted instrument, price			80.00%
Debt conversion price per share			$ 6.00
Subsequent Event [Member] | Convertible Note Purchase Agreement [Member] | Investor [Member]
Debt conversion price per share			6.00
Subsequent Event [Member] | Big Bottom Distilling, LLC [Member]
Sale of transaction is structured as an exchange, shares		28,096
Sale of transaction is structured as an exchange, percent		90.00%
Revenues		$ 201,000
Subsequent Event [Member] | Maximum [Member]
Sale of commomn stock	$ 6,900,000
Subsequent Event [Member] | Minimum [Member] | Convertible Note Purchase Agreement [Member]
Debt conversion price per share			$ 2.00

[1]	Options granted under 2016 Stock Incentive Plan